MetLife Multi-Index Targeted Risk Portfolio Investment Risks - MetLife Multi-Index Targeted Risk Portfolio	Dec. 31, 2025
Volatility Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Volatility Management Risk. Although the Subadviser attempts to adjust the Portfolio’s overall exposure to volatility, there can be no guarantee that the Subadviser will be successful in managing the Portfolio’s overall level of volatility. The Portfolio may not realize the anticipated benefits from its volatility management strategies or it may realize losses because of the investment techniques employed by the Subadviser to manage volatility, the implementation of those strategies by the Subadviser or the limitations of those strategies in times of extremely low volatility or extremely high volatility. Under certain market conditions, the use of volatility management strategies by the Subadviser may also result in less favorable performance than if such strategies had not been used. For example, if the Portfolio has reduced its overall exposure to equities to avoid losses in certain market environments, the Portfolio may forego some of the returns that can be associated with periods of rising equity values.
Model and Data Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Model and Data Risk. When the quantitative models (“Models”) and information and data (“Data”) used in managing the Portfolio contain an error, are input or designed incorrectly, or prove to be incorrect or incomplete, any investment decisions made in reliance on the Models and Data may not produce the desired results and the Portfolio may realize losses. Models may cause the Portfolio to underperform other investment strategies and may not perform as intended in volatile markets. In addition, any hedging based on faulty Models and Data may prove to be unsuccessful. Furthermore, the success of Models that are predictive in nature is dependent largely on the accuracy and reliability of the supplied historical data. All Models are susceptible to input errors which may cause the resulting information to be incorrect.
Asset Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Asset Allocation Risk. The Portfolio’s ability to achieve its investment objective depends upon BIA’s analysis of various factors and the mix of asset classes that results from such analysis, which may prove incorrect. The particular asset allocation selected for the Portfolio may not perform as well as other asset allocations that could have been selected for the Portfolio. The Portfolio may experience losses or poor relative performance if BIA allocates a significant portion of the Portfolio’s assets to an asset class that does not perform as BIA anticipated, including relative to other asset classes or other subsets of asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio.
Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. Derivatives risk is both a direct and indirect risk of investing in the Portfolio. The Portfolio or Underlying Portfolios may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument or asset. Derivatives can be highly volatile and can significantly increase the Portfolio’s or an Underlying Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value and can involve risks in addition to, and potentially greater than, the risks of the underlying reference instrument. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio or an Underlying Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivative transactions may create investment leverage, which increases the Portfolio’s or an Underlying Portfolio’s volatility and may require such Portfolio to liquidate portfolio securities when it is not advantageous to do so. Government regulation of derivative instruments may limit or prevent the Portfolio or an Underlying Portfolio from using such instruments as part of its investment strategies, which could adversely affect the Portfolio or Underlying Portfolio.
Leveraging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Leveraging Risk. Leveraging risk is a direct risk of investing in the Portfolio. Derivatives and other transactions that give rise to leverage may cause the Portfolio’s performance to be more volatile than if the Portfolio had not been leveraged. Leveraging also may require that the Portfolio liquidate portfolio securities when it is not advantageous to do so to satisfy its obligations. Leveraging may expose the Portfolio to losses in excess of the amounts invested or borrowed. Leverage can create an interest expense that would lower the Portfolio’s overall returns. There can be no guarantee that a leveraging strategy will be successful.
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk. Market risk is both a direct and indirect risk of investing in the Portfolio. The Portfolio’s or an Underlying Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, changes in general economic conditions, such as prevailing interest rates or investor sentiment, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics. In addition, unexpected political, regulatory, trade and diplomatic events within the United States and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio or an Underlying Portfolio.
Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. Interest rate risk is both a direct and indirect risk of investing in the Portfolio. The value of the Portfolio’s or an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates fall. The longer a security’s maturity or duration, the greater the degree and frequency of which its value should be expected to change in response to changes in interest rates. The Portfolio’s fixed-income portion will normally have a greater maturity or duration than will its benchmark. The interest earned on the Portfolio’s or an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall. During periods of very low or negative interest rates, the Portfolio or an Underlying Portfolio may be unable to maintain positive returns or pay dividends to Portfolio or Underlying Portfolio shareholders, respectively. Additionally, under certain market conditions in which interest rates are low or negative, the Portfolio or an Underlying Portfolio may have a very low, or even negative yield. A low or negative yield would cause the Portfolio or an Underlying Portfolio to lose money and the net asset value of the Portfolio’s or the Underlying Portfolio’s shares to decline in certain conditions and over certain time periods. Changes in prevailing interest rates, particularly sudden changes, may also increase the level of volatility in fixed income and other markets, increase redemptions in the Portfolio’s or an Underlying Portfolio’s shares and reduce the liquidity of the Portfolio’s or an Underlying Portfolio’s debt securities and other income-producing holdings. Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions.
Credit and Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit and Counterparty Risk. Credit and counterparty risk is both a direct and indirect risk of investing in the Portfolio. The value of the Portfolio’s or an Underlying Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded or an issuer of an investment held by the Portfolio or an Underlying Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy. If a counterparty to a derivatives or other transaction with the Portfolio or an Underlying Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio or an Underlying Portfolio, the Portfolio or an Underlying Portfolio may experience significant losses or delays in realizing income on or recovering collateral and may lose all or a part of the income from the transaction. Other direct risks of investing in the Portfolio also include:
Underlying Portfolio Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Underlying Portfolio Risk. The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying Portfolios may be adversely affected if the Underlying Portfolios are unable to meet their investment objectives or the Portfolio allocates a significant portion of its assets to an Underlying Portfolio that performs poorly, including relative to other Underlying Portfolios. Any Underlying Portfolio may have multiple asset class exposures and such exposures may change over time. In addition, the Portfolio bears its pro-rata portion of the operating expenses of the Underlying Portfolios in which it invests.
Interest Rate Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Swap Risk. The risk of interest rate swaps includes changes in market conditions that may affect the value of the contract or the cash flows, and the possible inability or unwillingness of the counterparty to fulfill its obligations under the agreement. Certain interest rate swap arrangements also involve the risk that they do not fully offset adverse changes in interest rates. Interest rate swaps may be illiquid and may be difficult to trade or value, especially in the event of market disruptions. Under certain market conditions, the use of interest rate swaps may result in less favorable performance than if such swap arrangements had not been used.
Forward and Futures Contract Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Forward and Futures Contract Risk. The successful use of forward and futures contracts will depend upon the Subadviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of forward and futures contracts include (i) the imperfect correlation between the change in market value of the instruments held by the Portfolio and the price of the forward or futures contract; (ii) possible lack of a liquid market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the Subadviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (v) the possibility that the counterparty will default in the performance of its obligations; (vi) if the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements, and the Portfolio may have to sell securities at a time when it is disadvantageous to do so; (vii) the possibility that the Portfolio may be delayed or prevented from recovering margin or other amounts deposited with a futures commission merchant or clearinghouse; (viii) the possibility that position or trading limits will preclude the Subadviser from taking positions in certain futures contracts on behalf of the Portfolio; and (ix) the risks typically associated with foreign investments to the extent the Portfolio invests in derivatives traded on markets outside the United States.
Short Position Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Short Position Risk. The Portfolio will incur a loss from a short position if the value of the reference instrument increases after the time the Portfolio entered into the short position. Engaging in a short position may cause the Portfolio to lose more money than the actual cost of the short position and the Portfolio’s potential losses may be unlimited if the Portfolio does not own the reference instrument and it is unable to close out of the short position. Any gain from a short position will be offset in whole or in part by the transaction costs associated with the short position. Short positions generally involve a form of leverage, which can exaggerate the Portfolio’s losses. Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying Portfolios) include:
Passive Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Passive Management Risk. In attempting to track the returns of an index, an Underlying Portfolio may be more susceptible to risks than an actively managed portfolio because it generally will not use any defensive strategies to mitigate its risk exposure. In addition, the Underlying Portfolio’s returns may deviate from the index it seeks to track as a result of, among other things, portfolio operating expenses, transaction costs and delays in investing cash.
Sampling Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sampling Error Risk. To the extent an Underlying Portfolio holds only a subset of the index securities, the Underlying Portfolio is subject to the risk that it may not track the return of an index as well as it would if the Underlying Portfolio held every security in the index in the same proportions as the index.
Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category will be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of medium and small capitalization companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.
Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Investment Risk. Investments in foreign securities, whether direct or indirect, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social, economic and other developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. To the extent an Underlying Portfolio invests in foreign sovereign debt securities, it is subject to additional risks.
Mortgage Backed and Asset Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit and counterparty risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause an Underlying Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by an Underlying Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of an Underlying Portfolio receiving payments of principal or interest may be substantially limited.
Focused Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Focused Investment Risk. Substantial investments in a relatively small number of securities or issuers, or a particular market, industry, group of industries, country, region, group of countries, asset class or sector make an Underlying Portfolio’s performance more susceptible to any single economic, market, political or regulatory occurrence affecting those particular securities or issuers or that particular market, industry, group of industries, country, region, group of countries, asset class or sector than a portfolio that invests more broadly.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.